Net Defined Benefit Liabilities - Summary of Changes in the Defined Benefit Obligations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	₩ (210,336)	₩ (205,114)	₩ (200,994)
Interest expense	(8,691)	(12,141)	(16,793)
Present value of defined benefit obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	1,713,184	1,601,974
Current service cost	210,336	205,114
Interest expense	38,994	37,378
Benefit paid	(154,600)	(127,581)
Changes due to settlements of plan	(61)	(424)
Remeasurements:
Actuarial gains and losses arising from changes in demographic assumptions	3,353	(53,407)
Actuarial gains and losses arising from changes in financial assumptions	36,946	26,717
Actuarial gains and losses arising from experience adjustments	63,583	18,809
Changes in scope of consolidation	(569)	4,604
Ending balance	₩ 1,911,166	₩ 1,713,184	₩ 1,601,974